Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Finance income	$ 125,498,842	$ 154,337,361	$ 659,454,202
Interest Earn [Member]
IfrsStatementLineItems [Line Items]
Finance income	4,438,033	5,390,378	16,606,801
Net Income On Financial Assets At Fair Value Through Profit Losses [Member]
IfrsStatementLineItems [Line Items]
Finance income	119,964,600	131,851,930	628,776,538
Interestrateswapincome [Member]
IfrsStatementLineItems [Line Items]
Finance income		2,799,996	14,070,863
Others [Member]
IfrsStatementLineItems [Line Items]
Finance income	$ 1,096,209	$ 14,295,057